Redeemable Convertible and Convertible Preferred Shares and Stockholders' Equity (Deficit) prior to Reorganization (Tables)	12 Months Ended
Dec. 31, 2019
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Schedule of Convertible Preferred Stock Prior to Reorganization

As of December 31, 2018, the Preferred Shares consisted of the following (in thousands, except share data):

	PREFERRED SHARES AUTHORIZED	PREFERRED SHARES ISSUED AND OUTSTANDING	CARRYING VALUE	LIQUIDATION PREFERENCE	COMMON 1 SHARES ISSUABLE UPON CONVERSION
Series A	2,444,815	2,304,815	$5,550	$9,358	768,195
Series B	24,011,924	23,711,925	56,453	56,453	5,543,400
Series C1	6,452,619	6,357,260	10,000	10,000	1,486,210

	32,909,358	32,374,000	$72,003	$75,811	7,797,805

Schedule of convertible preferred stock prior to conversion in to common stock

As of December 31, 2018, the original issuance price and conversion price for each class of Preferred Shares was as follows:

	ORIGINAL ISSUANCE PRICE	CONVERSION PRICE
Series A	$2.408	$7.2247
Series B	$1.200	$5.1330
Series C1	$1.573	$6.7285

Schedule of preferred shares and warrants for future issuance under equity incentive plan

As of December 31, 2018, the Company had reserved Common 1 shares for the conversion of outstanding Preferred Shares, warrants to purchase Preferred Shares, warrants to purchase Common 1 shares and for future issuance under the 2012 Equity Incentive Plan, as Amended and Restated, as follows:

SHARES RESERVED
For Series A Preferred Shares outstanding	768,195
For Series B Preferred Shares outstanding	5,543,400
For future issuances of Series B Preferred Shares pursuant to warrants to purchase Series B Preferred Shares	70,133
For Series C1 Preferred Shares outstanding	1,486,210
For future issuances of Series C1 Preferred Shares pursuant to warrant to purchase Series C1 Preferred Shares	22,293
For future issuances of Common 1 shares pursuant to warrants to purchase Common 1 shares	594,482

8,484,713